Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Borrowings [Abstract]
Schedule of unsecured borrowings at amortized cost

	2023	2022
Borrowings at amortized cost [1]
Syndicated term loans (1)	$64,275	$38,626
Other term loan (2)	80,717	96,851
Lease liabilities (3)	35,247	34,192
Factoring obligations (4)	4,111	2,317
Bank overdrafts (5)	153	80
Senior Notes (6)	115,000	115,000
Total interest bearing liabilities	$299,503	$287,066

Current	$268,389	$257,898
Non- Current	$31,114	$29,168
[1]Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 19. Trade and other receivables, net.

Schedule of borrowings

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Syndicated term loan	COP	IBR+5.3% (Variable)	2023-2025	$—	$38,626
New Banco Credit Agreement	COP	IBR +8.5% (Variable)	2029	64,275	—

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Other term loans[1]	COP	17.72%-32% A.E., 23.50% A.N. (Fixed) (2022:IBR+ 5%, DTF+ 3%, 13.99%-25.3%)	2024-2025	$14,323	$9,549
	COP	IBR+2.25%-7.25% (2022: IBR+2.25%-10.2%)	2024-2025	13,468	21,267
	Soles	8% - 12.79% A.N.(Fixed)	2024	7,364	6,837
	Reales	9.84%-13.08% A.N. (2022: 9.84% - 18% A.N.)	2024	545	2,176
	USD	SOFR+ (3%-5.80%) (2022: SOFR+ (4.8%-5.8%))	2024	23,621	23,454
	USD	8%-19.68% A.N. (2022: 6.36%-16.8%)	2024-2025	21,396	33,568
Total Other term loans				$80,717	$96,851
1. Other term loans includes reverse factoring transactions. The balance of reserve factoring as of December 31, 2023 and 2022 was of $17,813 and $10,080, respectively.

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Lease liabilities	COP	IBR+3.82%-7.30% (2022: DTF + (5.18% - 10.11%) T.A., IBR+7.5%)	2024-2030	$11,082	$10,475
	COP	IBR+4.20%-8.20% (2022: DTF+ 4.54%-10.42% T.A.)	2024-2025	6,340	3,653
	USD [1]	0.75%-21.75%	2024-2032	17,180	14,787
	COP	1.91%-12.23%, IBR+4.68%	2023	—	4,703
	Reales	0.33% - 19.08% A.N. (2022: 0.70% - 8.72% (Fixed))	2024	645	574
Total Lease liabilities				$35,247	$34,192
[1]Includes lease liabilities of $1,331 (2022: $1,501) with related party WM Partners, LP.

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Portfolio factoring	COP	DTF+8% (2022: DTF+7%)	2024	$1,802	$1,508
	COP	2.15% A.N. Fixed (2022: 15%-27% A.N.)	2024	1,553	809
	Reales	18% A.N.	2024	551	—
	USD	9.95% A.N.	2024	205	—
Total Factoring obligations				$4,111	$2,317

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
Overdrafts and credit cards	COP	32.00% A.E. (Fixed) (2022: 19.68% - 32% A.E.)	2024	$20	$80
	USD	SOFR+3.00%+FECI 1.00%	2024	18	—
	USD	11.29% - 29.99% A.E. (Fixed)	2024	115	—
Total Overdrafts and credit cards				$153	$80

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2023	2022
The Prudential Insurance Company Of America	USD	8.50% A.N.(Fixed)	2031	$60,020	$60,020
Prudential Annuities Life Assurance Corporation	USD	8.50% A.N.(Fixed)	2031	29,980	29,980
Healthspring Life & Health Insurance Company, Inc	USD	8.50% A.N.(Fixed)	2031	18,350	18,350
CIGNA Health and Life Insurance Company	USD	8.50% A.N.(Fixed)	2031	6,650	6,650
Total Senior Notes				$115,000	$115,000

On November 12, 2021, the Group closed the private placement offering of $115 million aggregate principal amount of 4.75% guaranteed senior notes (the “Senior Notes”) issued by Procaps, S.A., a subsidiary of the Group, due November 12, 2031, pursuant to the NPA entered into on November 5, 2021 with The Prudential Insurance Company of America, Prudential Annuities Life Assurance Corporation, Healthspring Life & Health Insurance Company, Inc. and Cigna Health and Life Insurance Company Inc

Schedule of reconciliation of liabilities from financing activities
Reconciliation of liabilities arising from financing activities

	January 1, 2023	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2023
Syndicated term loans	38,626	(4,043)	5,556	24,136	$64,275
Other term loan	96,851	(112,880)	102,677	(5,931)	$80,717
Lease liabilities	34,192	(5,992)	2,574	4,473	$35,247
Factoring obligations	2,317	(20,607)	21,702	699	$4,111
Bank overdrafts	80	(425)	479	19	$153
Notes	115,000	—	—	—	$115,000
Total liabilities from financing activities	$287,066	$(143,947)	$132,988	$23,396	$299,503

1.New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $47,161 and new lease liabilities for $2,574.
2.Other changes include foreign currency exchange differences, cost amortization of $98 and the novation of debt of $13,707 between the Other term loan and the Syndicated term loan.

	January 1, 2022	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2022
Syndicated term loans	$46,505	(7,850)	7,923	(7,952)	$38,626
Other term loan	$51,593	(94,306)	145,631	(6,067)	$96,851
Lease liabilities	$31,747	(6,679)	12,647	(3,523)	$34,192
Factoring obligations	$10,609	(21,943)	14,042	(391)	$2,317
Bank overdrafts	$55	(817)	1,019	(177)	$80
Notes	$112,857	—	—	2,143	$115,000
Total liabilities from financing activities	$253,366	$(131,595)	$181,262	$(15,967)	$287,066

1.New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $32,358 and new lease liabilities for $12,647.
2.Other changes include foreign currency exchange differences, the write-off of the Notes unamortized transaction costs of $1,600 due to the debt extinguishment, and cost amortization of $360.